UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith:
Driehaus International Discovery Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 93.2%
EUROPE – 41.9%
France – 7.7%
Alcatel-Lucent**	1,056,905	$3,341,817
Compagnie Generale de Geophysique-Veritas**	128,650	3,649,873
Compagnie Generale des Etablissements Michelin - B	41,997	3,094,838
Eramet	9,452	3,253,522
Publicis Groupe	86,497	3,701,106
Remy Cointreau SA	68,903	3,559,712
Technip SA	44,468	3,615,675
Vallourec SA	17,988	3,627,338

		27,843,881

United Kingdom – 7.2%
Antofagasta PLC	175,661	2,772,276
Chemring Group PLC	80,305	4,034,871
Eurasian Natural Resources Corp.	241,332	4,365,349
Inmarsat PLC	305,314	3,502,647
Johnson Matthey PLC	149,208	3,953,340
Michael Page International PLC	671,212	4,074,249
SSL International PLC	289,812	3,575,483

		26,278,215

Germany – 6.2%
Henkel AG & Co., KGaA	79,496	3,683,393
Hochtief AG	59,232	4,977,734
Infineon Technologies AG**	883,741	6,134,073
Rheinmetall AG	43,414	3,109,544
SGL Carbon SE**	153,108	4,477,144

		22,381,888

Russia – 4.8%
Mechel - SP ADR	139,805	3,973,258
Mobile TeleSystems - SP ADR	75,282	4,178,151
Sberbank RF	1,576,729	4,619,816
Wimm-Bill-Dann Foods - ADR	206,533	4,630,470

		17,401,695

Ireland – 3.2%
ICON PLC - SP ADR**	150,233	3,966,151
Paddy Power PLC	116,237	4,136,855
Smurfit Kappa Group PLC**	427,780	3,524,485

		11,627,491

Sweden – 3.0%
Modern Times Group - B	55,831	3,247,517
Oriflame Cosmetics SA - SDR	61,735	3,847,430
Swedbank AB - A**	355,099	3,644,134

		10,739,081

Netherlands – 2.3%
Chicago Bridge & Iron Co. NV**	191,044	4,443,684
Koninklijke Boskalis Westminster NV	103,087	3,950,800

		8,394,484

Greece – 2.1%
Aegean Marine Petroleum Network, Inc.	109,673	3,112,520
Alpha Bank AE**	288,668	2,733,141
Diana Shipping, Inc.**	124,740	1,886,069

		7,731,730

Denmark – 1.9%
A P Moller-Maersk AS - B	458	3,489,967
Novo Nordisk AS - B	46,176	3,583,126

		7,073,093

Turkey – 1.3%
BIM Birlesik Magazalar AS	88,430	4,602,846

Italy – 0.9%
Bulgari SpA	385,986	3,143,650

Norway – 0.8%
DnB NOR ASA	255,790	2,922,355

Spain – 0.5%
Sol Melia SA	213,170	1,834,049

Total EUROPE		151,974,458

FAR EAST – 35.4%
Japan – 15.5%
Daikin Industries, Ltd.	97,600	3,993,154
Elpida Memory, Inc.**	216,050	4,254,445
Fast Retailing Co., Ltd.	10,740	1,866,777
Komatsu, Ltd.	170,190	3,568,001
Kuraray Co., Ltd.	295,400	3,974,898
Makita Corp.	98,820	3,255,595
NGK Insulators, Ltd.	164,930	3,364,226
Nikon Corp.	154,186	3,366,067
Nippon Electric Glass Co., Ltd.	287,280	4,046,933
Olympus Corp.	118,310	3,796,449
Shionogi & Co., Ltd.	177,370	3,373,236
Sumco Corp.**	199,450	4,241,166
Tokyo Electron, Ltd.	51,690	3,427,939
Toshiba Corp.**	1,000,800	5,170,461
Yaskawa Electric Corp.	504,451	4,613,388

		56,312,735

China – 10.9%
Alibaba.com, Ltd.	1,315,380	2,646,261
AsiaInfo Holdings, Inc.**	111,353	2,948,628
China Coal Energy Co. - H	3,274,550	5,111,575
Ctrip.com International, Ltd. - ADR**	99,900	3,916,080
Foxconn International Holdings, Ltd.**	3,505,020	3,697,217
GOME Electrical Appliances Holdings, Ltd.**	10,656,500	3,582,247
Lenovo Group, Ltd.	5,214,650	3,599,900
Melco Crown Entertainment, Ltd. - ADR**	811,241	3,910,182
Ping An Insurance Group Company of China, Ltd. - H	384,540	3,313,356
Sino-Ocean Land Holdings, Ltd.	4,699,320	4,139,917

Driehaus International Discovery Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Sinopharm Group Co. - H	555,990	$2,499,153

		39,364,516

Australia – 6.0%
Boart Longyear Group**	10,349,730	3,181,639
Coca-Cola Amatil, Ltd.	393,695	4,064,335
Cochlear, Ltd.	43,971	2,939,093
CSL, Ltd.	124,117	4,149,230
Harvey Norman Holdings, Ltd.	722,220	2,399,138
Macarthur Coal, Ltd.	388,656	5,010,935

		21,744,370

South Korea – 1.1%
LG Display Co., Ltd.	111,240	3,927,737

India – 1.1%
ICICI Bank, Ltd. - SP ADR	89,979	3,842,103

Indonesia – 0.8%
PT Telekomunikasi Indonesia Tbk	3,328,900	2,944,958

Total FAR EAST		128,136,419

NORTH AMERICA – 6.9%
Canada – 5.9%
Petrobank Energy & Resources, Ltd.**	76,600	4,194,843
Potash Corp. of Saskatchewan, Inc.	41,425	4,946,610
Research In Motion, Ltd.**	57,737	4,277,762
Silver Wheaton Corp.**	271,373	4,261,704
Trican Well Service, Ltd.	294,725	3,813,013

		21,493,932

Bermuda – 1.0%
Marvell Technology Group, Ltd.**	176,958	3,606,404

Total NORTH AMERICA		25,100,336

SOUTH AMERICA – 6.6%
Brazil – 5.8%
Fibria Celulose SA - SP ADR**	171,314	3,748,350
Hypermarcas SA**	159,400	1,945,050
OGX Petroleo e Gas Participacoes SA	592,400	5,543,080
Petroleo Brasileiro SA - ADR	98,605	4,386,937
Vale SA - SP ADR	170,069	5,474,521

		21,097,938

Argentina – 0.8%
MercadoLibre, Inc.**	61,185	2,949,729

Total SOUTH AMERICA		24,047,667

AFRICA – 2.4%
South Africa – 2.4%
Impala Platinum Holdings, Ltd.	163,755	4,811,199
Randgold Resources, Ltd. - ADR	51,886	3,986,401

		8,797,600

Total AFRICA		8,797,600

Total EQUITY SECURITIES (Cost $254,710,786)		338,056,480

TOTAL INVESTMENTS (COST $254,710,786)	93.2%	$338,056,480
Other Assets In Excess Of Liabilities	6.8%	24,539,206

Net Assets	100.0%	$362,595,686

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$263,459,454

Gross Appreciation		$89,008,166
Gross Depreciation		(14,411,140)

Net Appreciation		$74,597,026

**	Non-income producing security

ADR	— American Depository Receipt

SDR	— Swedish Depository Receipt

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 94.1%
FAR EAST – 49.8%
China – 17.2%
Anta Sports Products, Ltd.	2,493,513	$4,117,183
Beijing Enterprises Holdings, Ltd.	511,500	3,554,165
China Merchants Bank Co., Ltd. - H	2,281,000	6,169,430
China Mobile, Ltd.	665,000	6,397,978
China Oilfield Services, Ltd. - H	4,872,000	7,153,402
China Shipping Container Lines Co., Ltd. - H**	16,712,000	6,672,531
China Taiping Insurance Holdings Co., Ltd.**	2,420,970	8,465,639
Ctrip.com International, Ltd. - ADR**	213,963	8,387,350
Golden Eagle Retail Group, Ltd.	2,847,000	5,690,883
Industrial & Commercial Bank of China, Ltd. - H	6,039,000	4,604,550
Lenovo Group, Ltd.	7,312,000	5,047,792
Li & Fung, Ltd.	2,232,000	10,981,408
Shenguan Holdings Group, Ltd.	6,428,000	6,192,670
Sinopharm Group Co. - H	1,342,800	6,035,833
SJM Holdings, Ltd.	13,799,000	9,117,284
The Link - REIT	1,301,000	3,207,153

		101,795,251

South Korea – 10.7%
Amorepacific Corp.	4,117	2,994,645
Kia Motors Corp.	251,980	5,623,311
Korea Electric Power Corp.**	173,810	5,614,703
Korea Power Engineering Co., Inc.	50,357	3,471,515
KT Corp.	179,160	7,402,651
LG Chem, Ltd.	46,834	9,954,993
LG Display Co., Ltd.	209,750	7,405,995
Samsung C&T Corp.	116,224	6,255,726
Samsung Electronics Co., Ltd.	20,425	14,766,583

		63,490,122

Taiwan – 7.7%
China Steel Corp.	4,506,000	4,660,939
Fubon Financial Holding Co., Ltd.**	7,402,000	8,996,700
Hon Hai Precision Industry Co., Ltd.	1,669,000	7,226,132
Huaku Development Co., Ltd.	1,756,000	4,556,156
Macronix International Co., Ltd.	8,139,000	5,381,920
Prime View International Co., Ltd.**	1,361,000	2,464,182
Quanta Computer, Inc.	2,266,000	4,395,289
RichTek Technology Corp.	283,000	3,029,788
Simplo Technology Co., Ltd.	895,000	5,100,919

		45,812,025

India – 5.4%
ICICI Bank, Ltd.	444,570	9,432,073
ITC, Ltd.	1,190,647	6,976,271
Lupin, Ltd.	199,503	7,231,567
Mundra Port and Special Economic Zone, Ltd.	460,319	8,095,955

		31,735,866

Malaysia – 3.4%
Axiata Group BHD**	5,028,614	5,935,059
CIMB Group Holdings BHD	1,952,000	8,413,587
Sime Darby BHD	2,169,500	5,792,871

		20,141,517

Indonesia – 3.4%
PT Adaro Energy	30,168,000	6,498,080
PT Bank Mandiri	11,608,500	6,825,152
PT Perusahaan Gas Negara	14,142,500	6,605,377

		19,928,609

Thailand – 1.2%
Siam Commercial Bank Public Co., Ltd. - NVDR	2,425,671	6,901,553

Philippines – 0.8%
Ayala Land, Inc.	16,739,700	4,815,581

Total FAR EAST		294,620,524

SOUTH AMERICA – 13.5%
Brazil – 12.3%
All America Latina Logistica	557,900	5,101,051
Hypermarcas SA**	752,300	9,179,807
Itau Unibanco Holding SA	276,800	6,061,007
MMX Mineracao e Metalicos SA**	394,540	2,979,544
Multiplan Empreendimentos Imobiliarios SA	343,700	5,755,552
OGX Petroleo e Gas Participacoes SA	1,128,300	10,557,490
Petroleo Brasileiro SA - ADR	293,216	13,045,180
Vale SA - SP ADR	449,025	14,454,115
Vivo Participacoes SA - Pref.	205,100	5,563,598

		72,697,344

Peru – 1.2%
Credicorp, Ltd.	82,597	7,283,403

Total SOUTH AMERICA		79,980,747

EUROPE – 12.5%
Russia – 5.1%
Magnit - SP GDR	293,100	5,428,212
Mechel - SP ADR	247,254	7,026,959
Mining and Metallurgical Co. Norilsk Nickel - ADR**	291,450	5,365,595
Mobile TeleSystems - SP ADR	84,285	4,677,818
Sberbank RF	2,539,356	7,440,313

		29,938,897

Turkey – 2.2%
BIM Birlesik Magazalar AS	138,089	7,187,633
TAV Havalimanlari Holding AS**	1,465,250	5,888,997

		13,076,630

United Kingdom – 2.2%
Afren PLC**	3,871,508	6,010,127
Petrofac, Ltd.	229,447	4,185,185

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Tullow Oil PLC	145,707	$2,763,874

		12,959,186

Hungary – 1.2%
MOL Hungarian Oil and Gas Nyrt.**	72,566	7,424,255

Poland – 1.1%
Bank Pekao SA	108,778	6,321,203

Sweden – 0.7%
Oriflame Cosmetics SA - SDR	70,094	4,368,377

Total EUROPE		74,088,548

MIDDLE EAST – 6.3%
Israel – 4.7%
Bezeq Israeli Telecommunication Corp., Ltd.	629,692	1,787,315
Check Point Software Technologies, Ltd.**	244,760	8,581,286
Israel Chemicals, Ltd.	467,376	6,323,155
Teva Pharmaceutical Industries, Ltd.	170,770	10,927,986

		27,619,742

Egypt – 1.1%
Orascom Construction Industries	132,711	6,360,776

Qatar – 0.5%
Qatar National Bank	83,218	3,090,105

Total MIDDLE EAST		37,070,623

NORTH AMERICA – 6.2%
Mexico – 4.8%
America Movil SAB de CV - L - ADR	109,160	5,495,114
Fomento Economico Mexicano SAB de CV - SP ADR	87,935	4,179,551
Grupo Aeroportuario del Pacifico SAB de CV - ADR	129,768	4,804,011
Kimberly-Clark de Mexico SAB de CV - A	1,230,320	6,955,767
Wal-Mart de Mexico SAB de CV - V	1,379,700	7,069,376

		28,503,819

Canada – 1.4%
Pacific Rubiales Energy Corp.**	438,223	8,512,913

Total NORTH AMERICA		37,016,732

AFRICA – 5.8%
South Africa – 5.8%
Anglo Platinum, Ltd.**	36,047	3,662,232
Aspen Pharmacare Holdings, Ltd.**	536,686	5,861,455
Clicks Group, Ltd.	1,091,131	4,440,175
Naspers, Ltd.- N	136,724	5,941,053
Shoprite Holdings, Ltd.	642,682	6,414,688
Standard Bank Group, Ltd.	510,828	8,037,191

		34,356,794

Total AFRICA		34,356,794

Total EQUITY SECURITIES (Cost $454,725,894)		557,133,968

TOTAL INVESTMENTS (COST $454,725,894)	94.1%	$557,133,968
Other Assets In Excess Of Liabilities	5.9%	34,758,978

Net Assets	100.0%	$591,892,946

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$471,159,055

Gross Appreciation		$105,317,971
Gross Depreciation		(19,343,058)

Net Appreciation		$85,974,913

**	Non-income producing security

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

NVDR	— Non-Voting Depository Receipt

REIT	— Real Estate Investment Trust

SDR	— Swedish Depository Receipt

SP ADR	— Sponsored American Depository Receipt

SP GDR	— Sponsored Global Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 93.0%
FAR EAST – 35.9%
Japan – 15.1%
Alpine Electronics, Inc.**	243,900	$2,968,854
Chiyoda Corp.	312,299	3,099,941
CKD Corp.	377,300	3,155,938
Disco Corp.	32,000	1,968,125
Hamamatsu Photonics K.K.	35,200	995,118
Keihin Corp.	161,100	3,112,061
Makino Milling Machine Co., Ltd.**	312,000	2,022,377
Nabtesco Corp.	240,000	3,198,631
Sawai Pharmaceutical Co., Ltd.	44,900	2,929,618
Tokyo Seimitsu Co., Ltd.**	125,900	2,173,522
Yaskawa Electric Corp.	230,700	2,109,835
Zeon Corp.	537,000	3,136,186

		30,870,206

China – 12.3%
AAC Acoustic Technologies Holdings, Inc.	1,563,843	2,614,378
Ajisen China Holdings, Ltd.	2,131,500	2,105,626
Anta Sports Products, Ltd.	2,177,000	3,594,570
Kingdee International Software Group Co., Ltd.	3,639,858	1,420,455
KWG Property Holding, Ltd.	2,924,000	2,124,012
Minth Group, Ltd.	2,410,238	4,035,560
Real Gold Mining, Ltd.**	2,137,500	3,198,989
Sany Heavy Equipment International Holdings Co., Ltd.**	2,532,500	2,837,718
Shenguan Holdings Group, Ltd.	3,358,000	3,235,063

		25,166,371

Taiwan – 2.6%
Inotera Memories, Inc.**	2,628,000	2,118,420
Largan Precision Co., Ltd.	210,000	3,157,472

		5,275,892

Australia – 1.5%
Ten Network Holdings, Ltd.**	1,806,411	3,149,541

South Korea – 1.0%
Korea Plant Service & Engineering Co., Ltd.	43,930	1,987,906

Thailand – 1.0%
L.P.N. Development Public Co., Ltd. - NVDR	8,395,700	1,986,303

Singapore – 1.0%
Midas Holdings, Ltd.	2,690,000	1,980,557

India – 0.9%
Jubilant Foodworks, Ltd.**	271,219	1,894,516

Malaysia – 0.5%
Unisem (M) BHD	1,223,300	1,005,041

Total FAR EAST		73,316,333

EUROPE – 32.4%
United Kingdom – 11.0%
Afren PLC**	1,400,440	2,174,042
ASOS PLC**	202,853	1,593,014
Autonomy Corp. PLC**	74,440	2,059,306
Domino’s Pizza UK & IRL PLC	619,530	3,174,836
Halfords Group PLC	202,257	1,450,218
Michael Page International PLC	325,633	1,976,588
Restaurant Group PLC	596,359	2,108,587
Rightmove PLC	358,596	3,667,695
Telecity Group PLC**	660,936	4,252,586

		22,456,872

Italy – 6.1%
Amplifon SpA	601,517	3,097,441
Ansaldo STS SpA	152,031	3,110,929
DiaSorin SpA	83,730	3,151,834
Yoox SpA**	378,443	3,156,333

		12,516,537

Switzerland – 6.0%
Dufry Group**	41,050	3,297,548
Ferrexpo PLC	438,907	2,500,980
Kudelski SA	52,296	1,610,443
Rieter Holding AG**	12,803	3,727,732
Temenos Group AG**	37,202	1,095,526

		12,232,229

Germany – 3.5%
Aixtron AG	99,384	3,573,974
Dialog Semiconductor PLC**	236,443	3,647,018

		7,220,992

Spain – 2.6%
Construcciones y Auxiliar de Ferrocarriles SA	3,499	2,060,515
Viscofan SA	119,032	3,125,398

		5,185,913

France – 1.4%
Faiveley Transport	35,380	2,886,769

Norway – 0.9%
Subsea 7, Inc.**	93,670	1,897,609

Finland – 0.9%
Oriola-KD Oyj - B	269,528	1,772,875

Total EUROPE		66,169,796

NORTH AMERICA – 14.5%
Canada – 11.9%
CGI Group, Inc. - A**	265,129	3,967,864
Cineplex Galaxy Income Fund	161,394	3,225,814
Pacific Rubiales Energy Corp.**	135,923	2,640,438
Petrobank Energy & Resources, Ltd.**	37,638	2,061,168
Quadra Mining, Ltd.**	176,062	2,695,578
Red Back Mining, Inc.**	97,929	2,000,716
SEMAFO, Inc.**	398,182	2,218,983
Trican Well Service, Ltd.	265,838	3,439,286
Westport Innovations, Inc.**	121,573	2,003,523

		24,253,370

Mexico – 2.6%
Banco Compartamos SA de CV	556,200	3,135,999
Genomma Lab Internacional SA - B**	619,850	2,153,275

		5,289,274

Total NORTH AMERICA		29,542,644

SOUTH AMERICA – 4.6%
Brazil – 4.6%
Brasil Brokers Participacoes	458,745	2,001,778

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Fleury SA**	189,900	$2,049,192
Lojas Renner SA	92,500	2,126,353
OdontoPrev SA	90,500	3,142,449

		9,319,772

Total SOUTH AMERICA		9,319,772

MIDDLE EAST – 3.0%
Israel – 2.0%
Mellanox Technologies, Ltd.**	174,805	4,120,154

United Arab Emirates – 1.0%
Lamprell PLC	561,932	2,063,607

Total MIDDLE EAST		6,183,761

AFRICA – 2.6%
South Africa – 2.6%
Clicks Group, Ltd.	557,257	2,267,664
Massmart Holdings, Ltd.	203,540	3,032,246

		5,299,910

Total AFRICA		5,299,910

Total EQUITY SECURITIES (Cost $158,498,314)		189,832,216

TOTAL INVESTMENTS (COST $158,498,314)	93.0%	$189,832,216
Other Assets In Exess Of Liabilities	7.0%	14,368,516

Net Assets	100.0%	$204,200,732

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$159,954,821

Gross Appreciation		$31,949,671
Gross Depreciation		(2,072,276)

Net Appreciation		$29,877,395

**	Non-income producing security

NVDR	— Non-Voting Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value
EQUITY SECURITIES – 87.4%
NORTH AMERICA – 51.0%
United States – 44.4%
AECOM Technology Corp.**	14,254	$404,386
Align Technology, Inc.**	23,388	452,324
Allscripts-Misys Healthcare Solutions, Inc.**	27,265	533,303
Aruba Networks, Inc.**	33,192	453,403
Bank of America Corp.	34,213	610,702
BE Aerospace, Inc.**	22,133	673,950
BlackRock, Inc.	1,886	410,695
Broadcom Corp. - A	8,920	295,966
Bucyrus International, Inc.	9,610	634,164
CBS Corp. - B	29,530	411,648
Celgene Corp.**	9,720	602,251
Chipotle Mexican Grill, Inc.**	2,919	328,884
Comerica, Inc.	8,756	333,078
Continental Resources, Inc.**	8,593	365,632
Corning, Inc.	21,021	424,835
Deere & Co.	7,414	440,837
EMC Corp.**	29,706	535,896
Emulex Corp.**	39,569	525,476
Equinix, Inc.**	5,608	545,883
Fifth Third Bancorp	26,552	360,842
Freeport-McMoRan Copper & Gold, Inc.	6,859	573,001
Goldman Sachs Group, Inc.	2,270	387,330
Google, Inc. - A**	983	557,371
Green Mountain Coffee Roasters, Inc.**	5,150	498,623
Halliburton Co.	13,601	409,798
Illumina, Inc.**	10,849	422,026
Las Vegas Sands Corp.**	28,935	611,975
Medco Health Solutions, Inc.**	6,471	417,768
MGIC Investment Corp.**	35,795	392,671
Micron Technology, Inc.**	43,874	455,851
Riverbed Technology, Inc.**	14,331	407,000
Starbucks Corp.	12,111	293,934
Starwood Hotels & Resorts Worldwide, Inc.	12,776	595,873
Temple-Inland, Inc.	17,780	363,245
Terex Corp.**	18,544	421,134
Textron, Inc.	19,727	418,804
The Blackstone Group LP	29,741	416,374
The Children’s Place Retail Stores, Inc.**	8,132	362,281
The Coca-Cola Co.	7,717	424,435
The Mosaic Co.	8,653	525,843
Wal-Mart Stores, Inc.	9,021	501,568
Wendy’s/Arby’s Group, Inc. - A	89,370	446,850
Whole Foods Market, Inc.**	11,565	418,075
WMS Industries, Inc.**	15,211	637,949

		20,303,934

Canada – 5.4%
PetroBakken Energy, Ltd.†**	2,723	71,101
PetroBakken Energy, Ltd. - A	14,880	388,537
Potash Corp. of Saskatchewan, Inc.	4,418	527,559
Research In Motion, Ltd.**	6,588	488,108
SEMAFO, Inc.**	82,610	460,368
Silver Wheaton Corp.**	33,685	528,997

		2,464,670

Bermuda – 1.2%
Marvell Technology Group, Ltd.**	27,210	554,540

Total NORTH AMERICA		23,323,144

EUROPE – 16.0%
Russia – 4.1%
Mechel - SP ADR	15,433	438,606
Mobile TeleSystems - SP ADR	7,583	420,857
Sberbank RF	169,580	496,869
Wimm-Bill-Dann Foods - ADR	22,953	514,606

		1,870,938

Germany – 3.5%
Hochtief AG	5,790	486,580
Infineon Technologies AG**	92,062	639,005
SGL Carbon SE**	16,994	496,934

		1,622,519

United Kingdom – 2.0%
Eurasian Natural Resources Corp.	28,256	511,110
Johnson Matthey PLC	15,902	421,331

		932,441

Netherlands – 1.7%
Chicago Bridge & Iron Co. NV**	14,781	343,806
Koninklijke Boskalis Westminster NV	11,472	439,663

		783,469

France – 1.5%
Compagnie Generale des Etablissements Michelin - B	4,893	360,574
Vallourec SA	1,612	325,065

		685,639

Greece – 1.3%
Aegean Marine Petroleum Network, Inc.	12,664	359,404
Diana Shipping, Inc.**	14,397	217,683

		577,087

Ireland – 1.0%
ICON PLC - SP ADR**	16,622	438,821

Sweden – 0.9%
Oriflame Cosmetics SA - SDR	6,718	418,677

Total EUROPE		7,329,591

FAR EAST – 13.4%
China – 5.8%
China Coal Energy Co. - H	365,490	570,530
Focus Media Holding, Ltd. - ADR**	23,795	434,497

Driehaus Global Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Home Inns & Hotels Management, Inc. - ADR**	13,237	$433,379
Lenovo Group, Ltd.	635,170	438,486
Ping An Insurance Group Company of China, Ltd. - H	44,100	379,984
Sino-Ocean Land Holdings, Ltd.	448,310	394,944

		2,651,820

Japan – 4.9%
Daikin Industries, Ltd.	8,800	360,039
Komatsu, Ltd.	16,500	345,919
NGK Insulators, Ltd.	17,781	362,695
Nippon Electric Glass Co., Ltd.	27,700	390,212
Sumco Corp.**	18,910	402,108
Toshiba Corp.**	77,300	399,357

		2,260,330

India – 1.1%
ICICI Bank, Ltd. - SP ADR	11,538	492,673

Australia – 1.0%
CSL, Ltd.	13,700	457,991

Taiwan – 0.6%
AU Optronics Corp. - SP ADR	23,822	269,903

Total FAR EAST		6,132,717

SOUTH AMERICA – 6.2%
Brazil – 5.4%
Fibria Celulose SA - SP ADR**	19,670	430,380
Hypermarcas SA**	18,500	225,743
OGX Petroleo e Gas Participacoes SA	78,200	731,716
Petroleo Brasileiro SA - ADR	8,552	380,478
Vale SA - SP ADR	21,852	703,416

		2,471,733

Argentina – 0.8%
MercadoLibre, Inc.**	7,029	338,868

Total SOUTH AMERICA		2,810,601

AFRICA – 0.8%
South Africa – 0.8%
Randgold Resources, Ltd. - ADR	4,711	361,946

Total AFRICA		361,946

Total EQUITY SECURITIES (Cost $29,948,919)		39,957,999

TOTAL INVESTMENTS (COST $29,948,919)	87.4%	$39,957,999
Other Assets In Excess Of Liabilities	12.6%	5,748,889

Net Assets	100.0%	$45,706,888

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$31,238,259

Gross Appreciation		$10,193,656
Gross Depreciation		(1,473,916)

Net Appreciation		$8,719,740

**	Non-income producing security

†	This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2010, the value of this security amounted to $71,101 or 0.2% of net assets.

ADR	— American Depository Receipt

LP	— Limited Partnership

SDR	— Swedish Depository Receipt

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 98.2%
INFORMATION TECHNOLOGY – 24.1%
Semiconductors & Semiconductor Equipment – 7.0%
Atheros Communications**	4,693	$181,666
Cree, Inc.**	3,425	240,503
Skyworks Solutions, Inc.**	16,072	250,723
Veeco Instruments, Inc.**	9,532	414,642

		1,087,534

Software – 5.9%
Informatica Corp.**	6,481	174,080
Rovi Corp.**	9,721	360,941
Solera Holdings, Inc.	1,788	69,106
Sybase, Inc.**	1,731	80,699
VMware, Inc. - A**	4,231	225,512

		910,338

Internet Software & Services – 4.7%
Equinix, Inc.**	3,634	353,734
GSI Commerce, Inc.**	11,227	310,651
Rackspace Hosting, Inc.**	3,370	63,120

		727,505

Communications Equipment – 4.6%
Ciena Corp.**	9,996	152,339
Emulex Corp.**	21,267	282,426
F5 Networks, Inc.**	3,550	218,361
Riverbed Technology, Inc.**	2,464	69,978

		723,104

Computers & Peripherals – 1.1%
SanDisk Corp.**	4,808	166,501

IT Services – 0.7%
VeriFone Holdings, Inc.**	5,498	111,115

Electronic Equipment, Instruments & Components – 0.1%
Dolby Laboratories, Inc. - A**	399	23,409

Total INFORMATION TECHNOLOGY		3,749,506

CONSUMER DISCRETIONARY – 24.0%
Hotels, Restaurants & Leisure – 7.4%
Ctrip.com International, Ltd. - ADR**	14,634	573,653
Melco Crown Entertainment, Ltd. - ADR**	59,660	287,561
Panera Bread Co. - A**	1,397	106,857
WMS Industries, Inc.**	4,268	179,000

		1,147,071

Household Durables – 3.9%
Harman International Industries, Inc.**	9,420	440,668
Tempur-Pedic International, Inc.**	5,628	169,740

		610,408

Internet & Catalog Retail – 3.6%
priceline.com, Inc.**	2,192	558,960

Textiles, Apparel & Luxury Goods – 3.2%
Deckers Outdoor Corp.**	1,696	234,048
Lululemon Athletica, Inc.**	1,899	78,809
Skechers U.S.A., Inc. - A**	5,049	183,380

		496,237

Diversified Consumer Services – 2.0%
Sotheby’s	10,233	318,144

Media – 1.8%
Cinemark Holdings, Inc.	4,332	79,449
DreamWorks Animation SKG, Inc. - A**	4,993	196,674

		276,123

Auto Components – 1.6%
Gentex Corp.	12,413	241,060

Multiline Retail – 0.5%
Dollar Tree, Inc.**	1,248	73,906

Total CONSUMER DISCRETIONARY		3,721,909

HEALTH CARE – 17.5%
Health Care Equipment & Supplies – 6.4%
Align Technology, Inc.**	15,153	293,059
Edwards Lifesciences Corp.**	1,112	109,954
ev3, Inc.**	13,757	218,186
Intuitive Surgical, Inc.**	429	149,348
ResMed, Inc.**	1,241	78,990
Sirona Dental Systems, Inc.**	3,849	146,377

		995,914

Health Care Providers & Services – 3.6%
Brookdale Senior Living, Inc.**	7,014	146,102
Emergency Medical Services Corp. - A**	3,778	213,646
HMS Holdings Corp.**	3,894	198,555

		558,303

Health Care Technology – 2.9%
Allscripts-Misys Healthcare Solutions, Inc.**	10,469	204,774
SXC Health Solutions Corp.**	3,653	245,774

		450,548

Biotechnology – 2.8%
Alexion Pharmaceuticals, Inc.**	5,315	288,976
United Therapeutics Corp.**	2,723	150,664

		439,640

Pharmaceuticals – 1.3%
Salix Pharmaceuticals, Ltd.**	5,479	204,093

Life Sciences Tools & Services – 0.5%
ICON PLC - SP ADR**	2,849	75,214

Total HEALTH CARE		2,723,712

INDUSTRIALS – 12.8%
Aerospace & Defense – 3.5%
BE Aerospace, Inc.**	17,818	542,558

Machinery – 2.6%
Bucyrus International, Inc.	6,234	411,382

Transportation Infrastructure – 2.2%
Aegean Marine Petroleum Network, Inc.	12,095	343,256

Airlines – 1.3%
Copa Holdings SA - A	3,303	200,822

Professional Services – 1.2%
Manpower, Inc.	3,309	189,010

Trading Companies & Distributors – 0.9%
Watsco, Inc.	2,489	141,574

Driehaus Mid Cap Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value
Road & Rail – 0.7%
Kansas City Southern**	2,880	$104,170

Construction & Engineering – 0.4%
Chicago Bridge & Iron Co. NV**	2,506	58,289

Total INDUSTRIALS		1,991,061

CONSUMER STAPLES – 5.3%
Personal Products – 2.7%
NBTY, Inc.**	5,558	266,673
Nu Skin Enterprises, Inc. - A	5,286	153,823

		420,496

Food Products – 2.6%
Green Mountain Coffee Roasters, Inc.**	4,113	398,221

Total CONSUMER STAPLES		818,717

ENERGY – 4.9%
Oil, Gas & Consumable Fuels – 4.9%
Alpha Natural Resources, Inc.**	6,287	313,658
Clean Energy Fuels Corp.**	3,394	77,315
Concho Resources, Inc.**	2,303	115,979
Continental Resources, Inc.**	2,100	89,355
Denbury Resources, Inc.**	10,097	170,336

		766,643

Total ENERGY		766,643

FINANCIALS – 3.6%
Thrifts & Mortgage Finance – 1.4%
MGIC Investment Corp.**	19,503	213,948

Capital Markets – 1.1%
Och-Ziff Capital Management Group LP	5,194	83,104
The Blackstone Group LP	6,904	96,656

		179,760

Commercial Banks – 1.1%
Comerica, Inc.	4,425	168,327

Total FINANCIALS		562,035

MATERIALS – 3.5%
Metals & Mining – 2.2%
Cliffs Natural Resources, Inc.	4,691	332,826

Containers & Packaging – 1.3%
Temple-Inland, Inc.	9,936	202,992

Total MATERIALS		535,818

TELECOMMUNICATION SERVICES – 2.5%
Wireless Telecommunication Services – 2.5%
Crown Castle International Corp.**	3,869	147,912
NII Holdings, Inc.**	5,591	232,921

		380,833

Total TELECOMMUNICATION SERVICES		380,833

Total EQUITY SECURITIES (Cost $11,392,181)		15,250,234

TOTAL INVESTMENTS (COST $11,392,181)	98.2%	$15,250,234
Other Assets In Excess Of Liabilities	1.8%	277,479

Net Assets	100.0%	$15,527,713

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$11,882,917

Gross Appreciation		$3,908,090
Gross Depreciation		(540,773)

Net Appreciation		$3,367,317

**	Non-income producing security

ADR	— American Depository Receipt

LP	— Limited Partnership

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES – 98.5%
INFORMATION TECHNOLOGY – 35.8%
Software – 12.0%
Check Point Software Technologies, Ltd.**	10,890	$381,803
Microsoft Corp.	17,619	515,708
Oracle Corp.	15,491	397,964
Rovi Corp.**	7,856	291,693
VMware, Inc. - A**	4,785	255,041

		1,842,209

Computers & Peripherals – 6.9%
Apple, Inc.**	3,218	756,005
Hewlett-Packard Co.	5,729	304,496

		1,060,501

Internet Software & Services – 4.8%
Equinix, Inc.**	4,034	392,670
Google, Inc. - A**	617	349,845

		742,515

Communications Equipment – 4.3%
Cisco Systems, Inc.**	13,819	359,709
Juniper Networks, Inc.**	8,099	248,477
Research In Motion, Ltd.**	754	55,758

		663,944

Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.	7,657	170,445
Marvell Technology Group, Ltd.**	13,865	282,569

		453,014

Electronic Equipment, Instruments & Components – 2.5%
Corning, Inc.	18,627	376,452

IT Services – 2.3%
Visa, Inc. - A	3,864	351,740

Total INFORMATION TECHNOLOGY		5,490,375

CONSUMER DISCRETIONARY – 20.7%
Hotels, Restaurants & Leisure – 7.7%
Ctrip.com International, Ltd. - ADR**	8,746	342,843
International Game Technology	11,701	215,883
McDonald’s Corp.	1,914	127,702
Melco Crown Entertainment, Ltd. - ADR**	69,322	334,132
Starbucks Corp.	6,212	150,765

		1,171,325

Internet & Catalog Retail – 5.5%
Amazon.com, Inc.**	1,540	209,024
priceline.com, Inc.**	2,490	634,950

		843,974

Media – 2.6%
CBS Corp. - B	22,618	315,295
Discovery Communications, Inc. - A**	2,423	81,873

		397,168

Automobiles – 1.8%
Ford Motor Co.**	22,382	281,342

Specialty Retail – 1.1%
TJX Companies, Inc.	3,934	167,274

Leisure Equipment & Products – 1.0%
Mattel, Inc.	6,840	155,542

Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. - B	2,088	153,468

Total CONSUMER DISCRETIONARY		3,170,093

HEALTH CARE – 15.0%
Health Care Providers & Services – 5.1%
Express Scripts, Inc.**	4,683	476,542
Medco Health Solutions, Inc.**	4,705	303,755

		780,297

Biotechnology – 3.9%
Celgene Corp.**	5,419	335,761
Gilead Sciences, Inc.**	5,900	268,332

		604,093

Pharmaceuticals – 2.6%
Allergan, Inc.	2,285	149,256
Shire PLC - ADR	3,792	250,120

		399,376

Health Care Equipment & Supplies – 2.5%
Intuitive Surgical, Inc.**	454	158,051
ResMed, Inc.**	3,446	219,338

		377,389

Health Care Technology – 0.9%
Cerner Corp.**	1,675	142,476

Total HEALTH CARE		2,303,631

CONSUMER STAPLES – 6.9%
Food & Staples Retailing – 3.3%
Costco Wholesale Corp.	3,190	190,475
Wal-Mart Stores, Inc.	5,679	315,752

		506,227

Beverages – 1.3%
The Coca-Cola Co.	3,696	203,280

Household Products – 1.3%
Church & Dwight Co., Inc.	1,161	77,729
Colgate-Palmolive Co.	1,359	115,868

		193,597

Food Products – 1.0%
General Mills, Inc.	2,073	146,748

Total CONSUMER STAPLES		1,049,852

INDUSTRIALS – 6.4%
Machinery – 3.9%
Bucyrus International, Inc.	2,296	151,513
Cummins, Inc.	2,939	182,071
Deere & Co.	4,370	259,840

		593,424

Air Freight & Logistics – 1.5%
FedEx Corp.	2,481	231,725

Aerospace & Defense – 1.0%
Raytheon Co.	2,666	152,282

Total INDUSTRIALS		977,431

ENERGY – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Alpha Natural Resources, Inc.**	6,214	310,016
Anadarko Petroleum Corp.	2,707	197,151
Occidental Petroleum Corp.	2,238	189,201

		696,368

Total ENERGY		696,368

Driehaus Large Cap Growth Fund
Schedule of Investments
March 31, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

MATERIALS – 3.8%
Metals & Mining – 1.5%
Allegheny Technologies, Inc.	1,314	$70,943
Mechel - SP ADR	5,412	153,809

		224,752

Paper & Forest Products – 1.2%
Fibria Celulose SA - SP ADR**	8,481	185,564

Chemicals – 1.1%
The Mosaic Co.	2,767	168,151

Total MATERIALS		578,467

FINANCIALS – 2.9%
Diversified Financial Services – 1.2%
Bank of America Corp.	10,510	187,604

Commercial Banks – 1.1%
Fifth Third Bancorp	11,896	161,667

Capital Markets – 0.6%
BlackRock, Inc.	416	90,588

Total FINANCIALS		439,859

TELECOMMUNICATION SERVICES – 2.5%
Wireless Telecommunication Services – 2.5%
American Tower Corp. - A**	8,971	382,254

Total TELECOMMUNICATION SERVICES		382,254

Total EQUITY SECURITIES (Cost $11,836,823)		15,088,330

TOTAL INVESTMENTS (COST $11,836,823)	98.5%	$15,088,330
Other Assets In Excess Of Liabilities	1.5%	237,535

Net Assets	100.0%	$15,325,865

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$12,104,125

Gross Appreciation		$3,272,158
Gross Depreciation		(287,953)

Net Appreciation		$2,984,205

**	Non-income producing security

ADR	— American Depository Receipt

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments
A. Portfolio Valuation:
     Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.
     Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1	—	quoted prices in active markets for identical securities

Level 2	—	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The summary of inputs used to value each Fund’s net assets as of March 31, 2010 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	March 31, 2010	Price	Input	Input
Driehaus International Discovery Fund
Investments in Securities*	$338,056,480	$338,056,480	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$557,133,968	$557,133,968	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$189,832,216	$189,832,216	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$39,957,999	$39,957,999	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$15,250,234	$15,250,234	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$15,088,330	$15,088,330	$—	$—

*	See Schedule of Investments for country or industry breakout.
     For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
	ASSET-BACKED SECURITIES	6.03%

$751,857	321 Henderson Receivables I LLC [1,2,4] 0.43%, 9/15/41		$632,915
9,621,455	Bear Stearns Asset Backed Securities Trust [2] 0.31%, 2/25/28		8,789,286
574,779	Citigroup Mortgage Loan Trust, Inc. [2] 0.32%, 1/25/37		405,137
218,664	Citigroup Mortgage Loan Trust, Inc. [2] 0.33%, 1/25/37		205,528
122,988	Countrywide Asset-Backed Certificates [2] 0.49%, 4/25/34		98,959
21,956,520	Fannie Mae REMICS [2] 0.57%, 6/25/36		21,946,464
50,000,000	Freddie Mac REMICS 1.50%, 3/15/15		49,997,700
11,478,881	Freddie Mac REMICS [2] 0.43%, 1/15/35		11,445,580
600,947	JP Morgan Alternative Loan Trust [2] 0.31%, 3/25/37		486,780
230,016	Merrill Lynch Mortgage Investors, Inc. [2] 0.72%, 8/25/35		168,693
3,125,125	Wells Fargo Mortgage Loan Trust [1,2,4] 0.34%, 8/27/47		2,593,854

	TOTAL ASSET-BACKED SECURITIES (Cost $96,624,461)		96,770,896

	BANK LOANS	3.56%

	Auto Manufacturers	2.48%
40,000,000	Chrysler Financial Services, Term Loan 6.75%, 8/5/13		39,800,000

	Cosmetics/Personal Care	0.15%
4,000,000	American Safety Razor, Term Loan 6.51%, 1/28/14		2,340,000

	Software	0.93%
15,000,000	SkillSoft PLC, Term Loan (Ireland)[3,4] 0.00%, 2/11/11		15,000,000

	TOTAL BANK LOANS (Cost $56,636,606)		57,140,000

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS	40.13%

	Aerospace & Defense	1.19%
$5,000,000	BAE Systems Holdings, Inc. [1] 6.38%, 6/1/19		$5,440,235
7,000,000	Goodrich Corp. 6.13%, 3/1/19		7,620,221
6,000,000	Wyle Services Corp. [1] 10.50%, 4/1/18		6,030,000

			19,090,456

	Agriculture	2.90%
18,000,000	Altria Group, Inc. 9.70%, 11/10/18		22,167,162
12,000,000	Lorillard Tobacco Co. 8.13%, 6/23/19		13,242,132
9,680,000	Philip Morris International, Inc. 6.88%, 3/17/14		11,094,451

			46,503,745

	Auto Parts & Equipment	0.68%
2,375,000	Lear Corp. 7.88%, 3/15/18		2,413,594
8,313,000	Lear Corp. 8.13%, 3/15/20		8,489,651

			10,903,245

	Banks	5.27%
45,313,000	JPMorgan Chase & Co. [2] 7.90%, 4/29/49		48,471,497
16,000,000	Morgan Stanley 7.30%, 5/13/19		17,706,768
16,350,000	Wells Fargo Capital XV [2] 9.75%, 12/31/49		18,393,750

			84,572,015

	Beverages	0.37%
5,000,000	Anheuser-Busch InBev Worldwide, Inc. [1] 7.75%, 1/15/19		5,956,695

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)

	Chemicals	0.77%
$12,000,000	Nalco Co. 8.88%, 11/15/13		$12,420,000

	Coal	0.32%
5,100,000	International Coal Group, Inc. 9.13%, 4/1/18		5,202,000

	Computers	0.53%
8,000,000	Dell, Inc. 5.65%, 4/15/18		8,500,352

	Diversified Financial Services	4.14%
16,843,000	American Express Co. [2] 6.80%, 9/1/66		16,548,247
5,000,000	Caterpillar Financial Services Corp. 6.13%, 2/17/14		5,639,630
5,000,000	Fibria Overseas Finance Ltd. (Cayman Islands)[1,3] 9.25%, 10/30/19		5,725,000
9,000,000	Ford Motor Credit Co. LLC 7.38%, 2/1/11		9,226,557
5,000,000	General Electric Capital Corp. 4.80%, 5/1/13		5,317,450
3,500,000	General Electric Capital Corp. 5.90%, 5/13/14		3,854,393
10,800,000	Jefferies Group, Inc. 8.50%, 7/15/19		12,000,474
5,000,000	SLM Corp. [2] 0.41%, 7/26/10		4,932,670
3,824,000	Textron Financial Corp. [1,2] 6.00%, 2/15/67		3,116,560

			66,360,981

	Hand/Machine Tools	0.27%
4,500,000	Stanley Black & Decker, Inc. [2] 5.90%, 12/1/45		4,281,845

	Housewares	1.27%
20,500,000	Ames True Temper, Inc. 10.00%, 7/15/12		20,346,250

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)

	Insurance	2.97%
$29,500,000	Chubb Corp. [2] 6.38%, 3/29/67		$29,979,375
1,000,000	The Hartford Financial Services Group, Inc. 5.50%, 3/30/20		986,776
17,000,000	Travelers Cos., Inc. [2] 6.25%, 3/15/37		16,757,257

			47,723,408

	Iron/Steel	2.59%
13,000,000	Allegheny Technologies, Inc. 9.38%, 6/1/19		15,149,810
25,625,000	ArcelorMittal (Luxembourg)[3] 7.00%, 10/15/39		26,399,592

			41,549,402

	Leisure Time	1.65%
26,150,000	Equinox Holdings, Inc. [1] 9.50%, 2/1/16		26,476,875

	Lodging	1.59%
7,000,000	Hyatt Hotels Corp. [1] 6.88%, 8/15/19		7,178,661
18,110,000	MGM MIRAGE 8.50%, 9/15/10		18,313,738

			25,492,399

	Machinery — Construction & Mining	0.69%
9,000,000	Caterpillar, Inc. 7.90%, 12/15/18		11,067,246

	Media	0.20%
600,000	Clear Channel Worldwide Holdings, Inc. [1] 9.25%, 12/15/17		626,250
2,400,000	Clear Channel Worldwide Holdings, Inc. [1] 9.25%, 12/15/17		2,520,000

			3,146,250

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)

	Miscellaneous Manufacturing	3.04%
$14,475,000	Amsted Industries, Inc. [1] 8.13%, 3/15/18		$14,547,375
12,000,000	Eaton Corp. 6.95%, 3/20/19		13,902,480
21,640,000	GE Capital Trust I [2] 6.38%, 11/15/67		20,341,600

			48,791,455

	Oil & Gas	2.47%
7,000,000	Anadarko Petroleum Corp. 8.70%, 3/15/19		8,674,365
6,200,000	Sunoco, Inc. 5.75%, 1/15/17		6,172,794
13,000,000	Tesoro Corp. 6.63%, 11/1/15		12,512,500
7,500,000	Valero Energy Corp. 6.63%, 6/15/37		7,154,708
4,000,000	Valero Energy Corp. 10.50%, 3/15/39		5,151,008

			39,665,375

	Oil & Gas Services	0.33%
5,000,000	Weatherford International Ltd. (Switzerland)[3] 5.15%, 3/15/13		5,316,515

	Pipelines	2.20%
31,500,000	Enbridge Energy Partners LP [2] 8.05%, 10/1/77		31,225,005
4,250,000	Oneok, Inc. 6.00%, 6/15/35		4,067,888

			35,292,893

	Retail	3.62%
13,000,000	Best Buy Co., Inc. 6.75%, 7/15/13		14,561,378
11,325,000	CVS Caremark Corp. [2] 6.30%, 6/1/62		10,707,391

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)
$3,512,000	Michaels Stores, Inc. 10.00%, 11/1/14		$3,722,720
500,000	QVC, Inc. [1] 7.38%, 10/15/20		505,000
18,000,000	Rite Aid Corp. 10.38%, 7/15/16		19,125,000
4,750,000	Rite Aid Corp. 9.50%, 6/15/17		4,013,750
5,000,000	Rite Aid Corp. 10.25%, 10/15/19		5,362,500

			57,997,739

	Telecommunications	1.07%
1,000,000	Sorenson Communications, Inc. [1] 10.50%, 2/1/15		970,000
10,000,000	Telecom Italia Capital S.A. (Luxembourg)[3] 7.18%, 6/18/19		10,814,390
5,000,000	Verizon New England, Inc. 6.50%, 9/15/11		5,318,170

			17,102,560

	TOTAL CORPORATE BONDS (Cost $590,311,920)		643,759,701

	CONVERTIBLE CORPORATE BONDS	18.77%

	Airlines	1.45%
2,250,000	Continental Airlines, Inc. 5.00%, 6/15/23		2,640,937
20,900,000	UAL Corp. 5.00%, 2/1/21		20,561,420

			23,202,357

	Auto Manufacturers	0.63%
6,750,000	Ford Motor Co. 4.25%, 11/15/16		10,133,438

	Biotechnology	2.36%
19,170,000	Amylin Pharmaceuticals, Inc. 2.50%, 4/15/11		19,816,987

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)
$15,382,000	Life Technologies Corp. 3.25%, 6/15/25		$18,131,533

			37,948,520

	Building Materials	0.38%
4,988,000	Trex Co., Inc. 6.00%, 7/1/12		6,029,245

	Commercial Services	0.07%
750,000	Hertz Global Holdings, Inc. 5.25%, 6/1/14		1,063,125

	Computers	1.10%
20,270,000	SanDisk Corp. 1.00%, 5/15/13		17,609,563

	Distribution/Wholesale	0.13%
2,150,000	School Specialty, Inc. [2] 3.75%, 8/1/23		2,160,750

	Electrical Components & Equipment	1.33%
6,000,000	SunPower Corp. [1,4] 4.50%, 3/15/15		5,999,880
17,867,000	Suntech Power Holdings Co., Ltd. (Cayman Islands)[3] 3.00%, 3/15/13		15,320,952

			21,320,832

	Entertainment	1.56%
21,000,000	International Game Technology [1] 3.25%, 5/1/14		25,068,750

	Food	0.37%
4,600,000	Tyson Foods, Inc. 3.25%, 10/15/13		5,905,250

	Lodging	0.39%
5,000,000	Gaylord Entertainment Co. [1] 3.75%, 10/1/14		6,262,500

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)

	Miscellaneous Manufacturing	0.34%
$5,000,000	Griffon Corp. [1] 4.00%, 1/15/17		$5,425,000

	Pharmaceuticals	0.52%
1,000,000	Cephalon, Inc. 2.50%, 5/1/14		1,160,000
7,850,000	King Pharmaceuticals, Inc. 1.25%, 4/1/26		7,251,438

			8,411,438

	Real Estate Investment Trusts	1.45%
14,000,000	Boston Properties LP [1] 3.63%, 2/15/14		14,070,000
7,500,000	Host Hotels & Resorts LP [1] 2.50%, 10/15/29		9,131,250

			23,201,250

	Retail	1.22%
15,000,000	RadioShack Corp. [1] 2.50%, 8/1/13		17,587,500
1,500,000	Regis Corp. 5.00%, 7/15/14		2,058,750

			19,646,250

	Semiconductors	2.56%
22,960,000	LDK Solar Co., Ltd. (Cayman Islands)[3] 4.75%, 4/15/13		19,401,200
21,100,000	ON Semiconductor Corp. 2.63%, 12/15/26		21,653,875

			41,055,075

	Telecommunications	2.91%
16,625,000	NII Holdings, Inc. 3.13%, 6/15/12		15,772,969

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)
$25,050,000	Virgin Media, Inc. 6.50%, 11/15/16		$30,842,812

			46,615,781

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $260,548,017)		301,059,124

	U.S. GOVERNMENT AND AGENCY SECURITIES	5.37%

20,000,000	Federal Home Loan Banks 1.38%, 5/16/11		20,167,820
1,497,014	Freddie Mac Non Gold Pool2,^ 3.00%, 6/1/34		1,526,841
62,243,500	United States Treasury Inflation Indexed Bonds 3.50%, 1/15/11		64,485,262

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $84,984,282)		86,179,923

	COMMON STOCK	0.76%

	Auto Parts & Equipment	0.51%
102,967	Lear Corp. *		8,170,431

	Real Estate Investment Trusts	0.25%
74,000	Digital Realty Trust, Inc.		4,010,800

	TOTAL COMMON STOCK (Cost $9,833,001)		12,181,231

	CONVERTIBLE PREFERRED STOCKS	4.75%

	Auto Manufacturers	0.46%
159,916	Ford Motor Co. Capital Trust II 6.50%, 1/15/32		7,420,102

	Banks	1.57%
17,639	Bank of America Corp. 7.25%, 12/31/49		17,198,025
45,000	Citigroup, Inc. 7.50%, 12/15/12		5,484,600
2,500	Wells Fargo & Co. 7.50%, 12/31/49		2,442,500

			25,125,125

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE PREFERRED STOCKS (continued)

	Diversified Financial Services	0.98%
1,270,000	Dole Food Automatic Common Exchange Security Trust [1] 7.00%, 11/1/12		$15,636,875

	Mining	1.74%
241,250	Freeport-McMoRan Copper & Gold, Inc. 6.75%, 5/1/10		27,977,763

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $51,046,927)		76,159,865

	PREFERRED STOCKS	4.07%

	Banks	0.54%
324,000	BB&T Capital Trust VII 8.10%, 11/1/64		8,631,360

	Food	1.68%
255	HJ Heinz Finance Co. [1] 8.00%, 7/15/13		26,974,219

	Telecommunications	1.85%
27,242	Centaur Funding Corp. (Cayman Islands)[1,3] 9.08%, 4/21/20		29,719,319

	TOTAL PREFERRED STOCKS (Cost $60,116,830)		65,324,898

	SHORT-TERM INVESTMENT	15.95%
$255,856,453	UMB Money Market Fiduciary 0.03%		255,856,453

	TOTAL SHORT-TERM INVESTMENTS (Cost $255,856,453)		255,856,453

	PURCHASED PUT OPTIONS	0.20%

71,615	LDK Solar Co. Ltd., Exercise Price: $2.50, (Cayman Islands)* 3 Expiration Date: January, 2011		2,148,450
22,719	Suntech Power Holdings Co., Exercise Price: $5.00, (Cayman Islands)* 3 Expiration Date: January, 2011		454,380
10,000	Trina Solar Ltd. — Spon. ADR, Exercise Price: $1.25, (Cayman Islands)* 3 Expiration Date: January, 2011		—
6,668	Trina Solar Ltd. — Spon. ADR, Exercise Price: $2.50, (Cayman Islands)* 3 Expiration Date: January, 2011		—

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	PURCHASED PUT OPTIONS (continued)
14,447	UAL Corp., Exercise Price: $2.50, * Expiration Date: January, 2011		$187,811
1,616	YRC Worldwide, Inc., Exercise Price: $2.50, * Expiration Date: January, 2011		318,352

	TOTAL PURCHASED PUT OPTIONS (Cost $8,594,952)		3,108,993

	TOTAL INVESTMENTS (Cost $1,474,553,449)	99.59%	1,597,541,084

	Other Assets less Liabilities	0.41%	6,518,718

	NET ASSETS	100.00%	$1,604,059,802

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	SECURITIES SOLD SHORT	(28.77)%

	CORPORATE BONDS	(0.18)%

	Household Products/Wares	(0.18)%
$(2,707,000)	Fortune Brands, Inc. 6.38%, 6/15/14		$(2,965,232)

	TOTAL CORPORATE BONDS (Proceeds $2,703,589)		(2,965,232)

	CONVERTIBLE CORPORATE BONDS	(0.39)%

	Real Estate Investment Trusts	(0.39)%
(4,500,000)	Digital Realty Trust LP [1] 5.50%, 4/15/29		(6,181,875)

	TOTAL CONVERTIBLE CORPORATE BONDS (Proceeds $4,427,253)		(6,181,875)

	U.S. GOVERNMENT AND AGENCY SECURITIES	(21.43)%

	United States Treasury Note/Bond
(58,300,000)	2.63%, 6/30/14		(59,179,106)
(30,000,000)	3.13%, 1/31/17		(29,796,120)
(156,239,000)	2.75%, 2/15/19		(145,070,411)
(10,000,000)	3.13%, 5/15/19		(9,527,350)
(20,000,000)	3.63%, 8/15/19		(19,762,520)
(31,062,500)	4.25%, 5/15/39		(28,791,086)
(53,500,000)	4.50%, 8/15/39		(51,677,683)

			(343,804,276)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $351,037,073)		(343,804,276)

	COMMON STOCK	(6.75)%

	Auto Manufacturers	(0.44)%
(560,970)	Ford Motor Co. *		(7,051,393)

	Biotechnology	(0.38)%
(117,060)	Life Technologies Corp. *		(6,118,726)

	Building Materials	(0.17)%
(129,428)	Trex Co., Inc. *		(2,755,522)

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	COMMON STOCK (continued)

	Commercial Services	(0.05)%
(76,925)	Hertz Global Holdings, Inc. *		$(768,481)

	Computers	(0.10)%
(46,080)	SanDisk Corp. *		(1,595,750)

	Entertainment	(0.84)%
(726,400)	International Game Technology		(13,402,080)

	Food	(0.19)%
(12,500)	Dole Food Co., Inc. *		(148,125)
(147,800)	Tyson Foods, Inc.		(2,830,370)

			(2,978,495)

	Lodging	(0.19)%
(104,750)	Gaylord Entertainment Co. *		(3,068,128)

	Mining	(1.63)%
(313,352)	Freeport-McMoRan Copper & Gold, Inc.		(26,177,426)

	Pharmaceuticals	(0.09)%
(10,150)	Cephalon, Inc. *		(687,967)
(70,290)	King Pharmaceuticals, Inc. *		(826,610)

			(1,514,577)

	Real Estate Investment Trusts	(0.22)%
(47,400)	Boston Properties, Inc.		(3,575,856)

	Retail	(0.65)%
(398,000)	RadioShack Corp.		(9,006,740)
(72,750)	Regis Corp.		(1,358,970)

			(10,365,710)

	Semiconductors	(0.67)%
(1,337,988)	ON Semiconductor Corp. *		(10,703,904)

Driehaus Active Income Fund
Schedule of Investments
March 31, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	COMMON STOCK (continued)

	Telecommunications	(1.13)%
(1,053,000)	Virgin Media, Inc.		$(18,174,780)

	TOTAL COMMON STOCK (Proceeds $86,217,277)		(108,250,828)

	WRITTEN CALL OPTIONS	(0.02)%
(1,124)	Continental Airlines, Inc. — Cl. B, Exercise Price: $21.00, * Expiration Date: June, 2010		(281,000)

	TOTAL WRITTEN CALL OPTIONS (Proceeds $194,431)		(281,000)

	TOTAL SECURITIES SOLD SHORT (Proceeds $444,579,623)		$(461,483,211)

*	Non-income producing security.

^	Collateral held in escrow to cover short sales.

[1]	144A restricted security.

[2]	Variable rate security.

[3]	Foreign security denominated in U.S. dollars. These securities represent 8.12% of net assets.

[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
Percentages are stated as a percent of net assets.
See notes to Schedule of Investments.

Driehaus Active Income Fund
Schedule of Investments
03/31/2010 (continued)
SWAP CONTRACTS
Interest Rate Swaps

						Premium	Unrealized
		Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/
Counterparty	Floating Rate Index	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)
Merrill Lynch	3 month LIBOR	$8,000,000	Pay	5.58%	6/8/2017	—	$(1,298,183)

Total Interest Rate Swaps						—	$(1,298,183)

Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(C)

Goldman Sachs	Boston Properties L.P.
	6.25%, 1/15/2013	$11,000,000	Pay	1.00%	9/20/2014	$848,323	$(790,570)	Bankruptcy/FTP	A

Goldman Sachs	Brunswick Corp.
	7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	(294,595)	Bankruptcy/FTP	CCC

Goldman Sachs	Brunswick Corp.
	7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	(110,837)	Bankruptcy/FTP	CCC

Goldman Sachs	Centex Corp.							Restructuring/
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(507,926)	Bankruptcy/FTP	BB

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	316,389	Bankruptcy/FTP	CCC

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	(25,878)	Bankruptcy/FTP	CCC

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	206,389	Bankruptcy/FTP	CCC

Goldman Sachs	CVS Caremark Corp.
	4.78%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	74,843	Bankruptcy/FTP	BBB

Goldman Sachs	Dow Jones CDX NA
	High Yield Series II Index	7,830,000	Pay	5.00	12/20/2013	2,158,144	(2,333,668)	Bankruptcy/FTP	BBB

Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8
	Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	10,013	Bankruptcy/FTP	CCC

Goldman Sachs	HJ Heinz Co.
	6.375%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	121,112	Bankruptcy/FTP	BBB

Goldman Sachs	iStar Financial, Inc.							Restructuring/
	6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	556,389	Bankruptcy/FTP	CCC

Goldman Sachs	iStar Financial, Inc.							Restructuring/
	6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	—	616,889	Bankruptcy/FTP	CCC

Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	—	(271,278)	Bankruptcy/FTP	BB

Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	(186,626)	Bankruptcy/FTP	BB

Goldman Sachs	Liz Claiborne, Inc.
	5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(1,347,396)	Bankruptcy/FTP	CCC

Goldman Sachs	Liz Claiborne, Inc.
	5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	(494,271)	Bankruptcy/FTP	CCC

Driehaus Active Income Fund
Schedule of Investments
03/31/2010 (continued)
Credit Default Swaps (continued)

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(c)

Goldman Sachs	Newell Rubbermaid, Inc.
	5.50%, 4/15/13	$30,000,000	Pay	1.00%	6/20/2014	$620,488	$(640,761)	Bankruptcy/FTP	BBB

Goldman Sachs	RadioShack Corp.							Restructuring/
	7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	(223,664)	Bankruptcy/FTP	BB

Goldman Sachs	Standard Pacific Corp.
	7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	$246,194	Bankruptcy/FTP	B

Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	14,464	Bankruptcy/FTP	A

Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	10,000,000	Pay	1.00	3/20/2015	(257,326)	24,477	Bankruptcy/FTP	A

Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(202,931)	Bankruptcy/FTP	B

Goldman Sachs	Tyson Foods, Inc.							Restructuring/
	7.35%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	—	(370,747)	Bankruptcy/FTP	BB

Goldman Sachs	Vornado Realty L.P.							Restructuring/
	4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	(84,117)	Bankruptcy/FTP	BBB

Total Credit Default Swaps						4,747,218	(5,698,106)

Total Swaps Contracts						$4,747,218	$(6,996,289)

(A)	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

(B)	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

(C)	Based on Standard & Poor’s corporation credit rating.
FTP=Failure to Pay

Driehaus Active Income Fund
Notes to Schedule of Investments
March 31, 2010
(Unaudited)
A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant valuation policies consistently followed by the Driehaus Active Income Fund (the “Fund”) in the preparation of its financial statements. For additional information regarding the Fund’s policy for valuation of investments or other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report. The Fund commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund, through a reorganization into the Fund.
Securities Valuation
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at the mean of representative quoted bid and asked price or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser’s Pricing Committee under the direction of the Trust’s Board of Trustees.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements” (the “Fair Value Statement”), which was effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund commenced complying with the Fair Value Statement in fiscal year 2009. In April 2009, the FASB clarified the Fair Value Statement. This clarification is effective for interim and annual periods ending after June 15, 2009. The clarification expands existing financial statement footnote disclosures to include a breakout of the current Fair Value Statement chart that adds information on security types.
The three levels of the fair value hierarchy under the Fair Value Statement are described below:
▪	Level 1 – quoted prices for active markets for identical securities

▪	Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$96,770,896	$—	$96,770,896
Bank Loans	—	57,140,000	—	57,140,000
Common Stocks
Auto Parts & Equipment	8,170,431	—	—	8,170,431
Real Estate Investment Trusts	4,010,800	—	—	4,010,800

Driehaus Active Income Fund
Notes to Schedule of Investments—(Continued)
March 31, 2010

Assets	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	—	301,059,124	—	301,059,124
Convertible Preferred Stocks
Auto Manufacturers	7,420,102	—	—	7,420,102
Banks	25,125,125	—	—	25,125,125
Diversified Financial Services	—	15,636,875	—	15,636,875
Mining	27,977,763	—	—	27,977,763
Corporate Bonds	—	643,759,701	—	643,759,701
Demand Deposit	255,856,453	—	—	255,856,453
Preferred Stocks
Banks	8,631,360	—	—	8,631,360
Food	—	26,974,219	—	26,974,219
Telecommunications	—	29,719,319	—	29,719,319
Purchased Put Options	3,108,993	—	—	3,108,993
U.S. Government And Agency Securities	—	86,179,923	—	86,179,923

Total	340,301,027	1,257,240,057	—	1,597,541,084

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	(281,000)	—	—	(281,000)
Common Stocks
Auto Manufacturers	(7,051,393)	—	—	(7,051,393)
Biotechnology	(6,118,726)	—	—	(6,118,726)
Building Materials	(2,755,522)	—	—	(2,755,522)
Commercial Services	(768,481)	—	—	(768,481)
Computers	(1,595,750)	—	—	(1,595,750)
Entertainment	(13,402,080)	—	—	(13,402,080)
Food	(2,978,495)	—	—	(2,978,495)
Lodging	(3,068,128)	—	—	(3,068,128)
Mining	(26,177,426)	—	—	(26,177,426)
Pharmaceuticals	(1,514,577)	—	—	(1,514,577)
Real Estate Investment Trusts	(3,575,856)	—	—	(3,575,856)
Retail	(10,365,710)	—	—	(10,365,710)
Semiconductors	(10,703,904)	—	—	(10,703,904)
Telecommunications	(18,174,780)	—	—	(18,174,780)
Convertible Corporate Bonds	—	(6,181,875)	—	(6,181,875)
Corporate Bonds	—	(2,965,232)	—	(2,965,232)
U.S. Government And Agency Securities	—	(343,804,276)	—	(343,804,276)

Total	(108,531,828)	(352,951,383)	—	(461,483,211)

Driehaus Active Income Fund
Notes to Schedule of Investments—(Continued)
March 31, 2010

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	—	(1,298,183)	—	(1,298,183)
Credit Default Swaps	—	(950,888)	—	(950,888)

Total Swap Contracts	$—	$(2,249,071)	$—	$(2,249,071)

*	Other financial instruments are swap contracts, which are detailed in the Schedule of Investments.
Investments in Derivatives
Swap Contracts
The Fund is subject to credit risk and interest rate risk exposure in the normal course of pursuing its investment objective. The Fund may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly

Driehaus Active Income Fund
Notes to Schedule of Investments—(Continued)
March 31, 2010
since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses its swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Fund may use options contracts to hedge downside risk on its fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Fund may write covered call and put options on futures, swaps, securities or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The premium amount and the number of option contracts written by the Fund during the period ended March 31, 2010, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2009	402	$111,471
Options written	1,128	195,124
Options closed	(406)	(112,164)
Options expired	—	—

Options outstanding at March 31, 2010	1,124	$194,431

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, the Fund bears the risk of securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2010, the Fund had outstanding options as listed on the Schedule of Investments.

Driehaus Active Income Fund
Notes to Schedule of Investments—(Continued)
March 31, 2010
B. FEDERAL INCOME TAXES
At March 31, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$1,597,541,084

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—

Net Unrealized Appreciation/(Depreciation) on Investments	$1,597,541,084

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)
Date May 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date May 25, 2010

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.